SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
June 30, 2020 (unaudited)
Common Stock	Shares	Value
Aaron's, Inc.	607,989	$27,602,701
Acadia Healthcare Co., Inc.*	800,349	20,104,767
ACI Worldwide, Inc.*	1,043,325	28,159,342
Acuity Brands, Inc.	356,707	34,151,128
Adient PLC*	785,627	12,899,995
Adtalem Global Education, Inc.*	466,137	14,520,168
AECOM*	1,440,525	54,134,929
Affiliated Managers Group, Inc.	425,069	31,693,145
AGCO Corp.	559,163	31,011,180
Alleghany Corp.	128,768	62,985,580
Allegheny Technologies, Inc.*	1,139,473	11,611,230
ALLETE, Inc.	466,002	25,448,369
Alliance Data Systems Corp.	381,435	17,210,347
AMC Networks, Inc., Class A*	364,941	8,535,970
Amedisys, Inc.*	291,361	57,846,813
American Campus Communities, Inc.	1,238,222	43,288,241
American Eagle Outfitters, Inc.	1,399,888	15,258,779
American Financial Group, Inc.	671,005	42,581,977
Antero Midstream Corp.	2,529,760	12,901,776
AptarGroup, Inc.	577,583	64,677,744
Arrow Electronics, Inc.*	707,890	48,624,964
Arrowhead Pharmaceuticals, Inc.*	915,799	39,553,359
ASGN, Inc.*	472,418	31,500,832
Ashland Global Holdings, Inc.	544,010	37,591,091
Associated Banc-Corp.	1,382,827	18,917,073
AutoNation, Inc.*	517,968	19,465,237
Avanos Medical, Inc.*	429,739	12,630,029
Avis Budget Group, Inc.*	481,939	11,031,584
Avnet, Inc.	888,695	24,781,260
Axon Enterprise, Inc.*	565,327	55,475,539
BancorpSouth Bank	874,703	19,890,746
Bank of Hawaii Corp.	360,037	22,109,872
Bank OZK	1,087,777	25,530,126
Belden, Inc.	344,307	11,207,193
Bio-Techne Corp.	343,948	90,826,348
BJ's Wholesale Club Holdings, Inc.*	1,110,048	41,371,489
Black Hills Corp.	564,652	31,993,182
Blackbaud, Inc.	446,512	25,486,905
Boston Beer Co., Inc., Class A*	86,889	46,628,982
Boyd Gaming Corp.	720,784	15,064,386
Brighthouse Financial, Inc.*	844,450	23,492,599
Brink's Co.	454,295	20,674,965
Brixmor Property Group, Inc.	2,667,580	34,198,376
Brown & Brown, Inc.	2,116,659	86,275,021
Brunswick Corp.	712,029	45,576,976
Cable One, Inc.	47,350	84,039,147
Cabot Corp.	507,989	18,820,992
Cabot Microelectronics Corp.	261,522	36,492,780
CACI International, Inc., Class A*	225,735	48,957,407
Caesars Entertainment Corp.*	5,047,066	61,220,911
Camden Property Trust	876,278	79,934,079
Cantel Medical Corp.	333,806	14,764,239
Carlisle Cos., Inc.	494,132	59,132,776
Carpenter Technology Corp.	430,171	10,444,552
Carter's, Inc.	392,431	31,669,182
Casey's General Stores, Inc.	331,089	49,504,427
Catalent, Inc.*	1,463,579	107,280,341
Cathay General Bancorp	680,084	17,886,209
CDK Global, Inc.	1,093,563	45,295,379
Ceridian HCM Holding, Inc.*	913,477	72,411,322
ChampionX Corp.*	1,671,551	16,314,338
Charles River Laboratories International, Inc.*	445,306	77,639,101
Chemed Corp.	142,841	64,431,290

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)
Common Stock	Shares	Value
Chemours Co.	1,477,707	$22,682,802
Choice Hotels International, Inc.	283,928	22,401,919
Churchill Downs, Inc.	315,818	42,051,167
Ciena Corp.*	1,382,539	74,878,312
Cimarex Energy Co.	918,750	25,256,437
Cinemark Holdings, Inc.	962,896	11,121,449
Cirrus Logic, Inc.*	525,293	32,452,602
CIT Group, Inc.	885,150	18,349,159
Clean Harbors, Inc.*	460,117	27,597,818
CNO Financial Group, Inc.	1,292,330	20,121,578
CNX Resources Corp.*	1,683,240	14,560,026
Cognex Corp.	1,544,925	92,262,921
Coherent, Inc.*	218,239	28,584,944
Colfax Corp.*	755,977	21,091,758
Columbia Sportswear Co.	255,835	20,615,184
Commerce Bancshares, Inc.	903,264	53,717,110
Commercial Metals Co.	1,071,373	21,856,009
CommVault Systems, Inc.*	382,218	14,791,837
Compass Minerals International, Inc.	305,092	14,873,235
CoreCivic, Inc.	1,076,475	10,075,806
CoreLogic, Inc.	714,575	48,033,731
CoreSite Realty Corp.	362,700	43,908,462
Corporate Office Properties Trust	1,009,346	25,576,828
Cousins Properties, Inc.	1,336,629	39,871,643
Cracker Barrel Old Country Store, Inc.	213,209	23,647,010
Crane Co.	443,452	26,367,656
Cree, Inc.*	973,272	57,607,970
Cullen/Frost Bankers, Inc.	512,218	38,267,807
Curtiss-Wright Corp.	374,794	33,461,608
CyrusOne, Inc.	1,036,621	75,414,178
Dana, Inc.	1,300,113	15,848,377
Darling Ingredients, Inc.*	1,476,096	36,341,484
Deckers Outdoor Corp.*	251,947	49,479,871
Delphi Technologies PLC*	777,016	11,041,397
Deluxe Corp.	376,423	8,860,997
Dick's Sporting Goods, Inc.	586,303	24,190,862
Domtar Corp.	496,642	10,484,113
Donaldson Co., Inc.	1,134,965	52,798,572
Douglas Emmett, Inc.	1,483,421	45,481,688
Dunkin' Brands Group, Inc.	738,871	48,196,555
Dycom Industries, Inc.*	284,666	11,639,993
Eagle Materials, Inc.	374,488	26,296,547
East West Bancorp, Inc.	1,273,154	46,139,101
EastGroup Properties, Inc.	351,434	41,683,587
Eaton Vance Corp.	1,025,193	39,572,450
Edgewell Personal Care Co.*	488,966	15,236,181
Eldorado Resorts, Inc.*	750,173	30,051,930
EMCOR Group, Inc.	493,529	32,642,008
Encompass Health Corp.	894,490	55,395,766
Energizer Holdings, Inc.	572,886	27,206,356
EnerSys	382,002	24,593,289
Enphase Energy, Inc.*	732,365	34,838,603
EPR Properties	697,199	23,098,203
EQT Corp.	2,299,571	27,364,895
Equitrans Midstream Corp.	3,657,211	30,391,423
Essent Group Ltd	995,435	36,104,427
Essential Utilities, Inc.	2,006,536	84,756,081
Etsy, Inc.*	1,067,917	113,444,823
Evercore, Inc., Class A	364,761	21,491,718
Exelixis, Inc.*	2,759,454	65,509,438
FactSet Research Systems, Inc.	340,789	111,938,963
Fair Isaac Corp.*	260,982	109,100,915
Federated Hermes, Inc.	862,870	20,450,019

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)
Common Stock	Shares	Value
First American Financial Corp.	1,002,616	$48,145,620
First Financial Bankshares, Inc.	1,278,238	36,928,296
First Horizon National Corp.	2,806,282	27,950,569
First Industrial Realty Trust, Inc.	1,144,674	44,001,269
First Solar, Inc.*	686,158	33,964,821
FirstCash, Inc.	372,896	25,163,022
Five Below, Inc.*	501,519	53,617,396
Flowers Foods, Inc.	1,732,489	38,738,454
Fluor Corp.	1,261,348	15,237,084
FNB Corp.	2,907,038	21,802,785
Foot Locker, Inc.	937,557	27,339,162
FTI Consulting, Inc.*	333,824	38,239,539
Fulton Financial Corp.	1,455,894	15,330,564
GATX Corp.	314,046	19,150,525
Generac Holdings, Inc.*	564,014	68,770,227
Gentex Corp.	2,203,467	56,783,345
Genworth Financial, Inc., Class A*	4,529,043	10,462,089
GEO Group, Inc.	1,092,069	12,919,176
Glacier Bancorp, Inc.	798,369	28,174,442
Globus Medical, Inc., Class A*	680,858	32,483,735
Goodyear Tire & Rubber Co.	2,093,830	18,729,309
Graco, Inc.	1,499,123	71,942,913
Graham Holdings Co., Class B	38,459	13,178,746
Grand Canyon Education, Inc.*	425,743	38,542,514
Greif, Inc., Class A	237,937	8,187,412
Grocery Outlet Holding Corp.*	572,409	23,354,287
Grubhub, Inc.*	827,452	58,169,876
Haemonetics Corp.*	453,405	40,606,952
Hain Celestial Group, Inc.*	706,423	22,259,389
Hancock Whitney Corp.	776,413	16,459,956
Hanover Insurance Group, Inc.	341,923	34,647,058
Harley-Davidson, Inc.	1,378,319	32,762,643
Hawaiian Electric Industries, Inc.	982,135	35,415,788
Healthcare Realty Trust, Inc.	1,214,178	35,563,274
Healthcare Services Group, Inc.	669,628	16,379,101
HealthEquity, Inc.*	642,480	37,694,302
Helen of Troy Ltd.*	227,157	42,832,724
Herman Miller, Inc.	528,839	12,485,889
Hexcel Corp.	751,289	33,973,289
Highwoods Properties, Inc.	934,812	34,896,532
Hill-Rom Holdings, Inc.	598,900	65,747,242
HNI Corp.	383,757	11,731,451
Home BancShares, Inc.	1,382,053	21,255,975
Hubbell, Inc.	487,725	61,141,206
Hudson Pacific Properties, Inc.	1,379,426	34,706,358
ICU Medical, Inc.*	174,336	32,131,868
IDACORP, Inc.	454,008	39,666,679
II-VI, Inc.*	788,282	37,222,676
Ingevity Corp.*	370,817	19,493,850
Ingredion, Inc.	602,653	50,020,199
Insperity, Inc.	327,903	21,225,161
Integra LifeSciences Holdings Corp.*	633,670	29,776,153
Interactive Brokers Group, Inc., Class A	690,658	28,848,785
InterDigital, Inc.	276,720	15,670,654
International Bancshares Corp.	501,015	16,042,500
ITT, Inc.	776,566	45,615,487
j2 Global, Inc.*	407,881	25,782,158
Jabil, Inc.	1,234,155	39,591,692
Jack in the Box, Inc.	204,013	15,115,323
Janus Henderson Group PLC	1,381,072	29,223,484
JBG SMITH Properties	1,057,929	31,282,961
Jefferies Financial Group, Inc.	2,032,002	31,597,631
JetBlue Airways Corp.*	2,426,943	26,453,679

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)
Common Stock	Shares	Value
John Wiley & Sons, Inc., Class A	393,079	$15,330,081
Jones Lang LaSalle, Inc.	464,599	48,067,413
KAR Auction Services, Inc.	1,162,734	15,999,220
KB Home	782,973	24,021,612
KBR, Inc.	1,280,452	28,874,193
Kemper Corp.	551,929	40,025,891
Kennametal, Inc.	746,097	21,420,445
Kilroy Realty Corp.	952,638	55,919,851
Kirby Corp.*	540,249	28,935,736
Knight-Swift Transportation Holdings, Inc.	1,100,267	45,892,137
Lamar Advertising Co., Class A	776,917	51,866,979
Lancaster Colony Corp.	178,250	27,626,967
Landstar System, Inc.	345,279	38,778,284
Lear Corp.	490,658	53,491,535
Legg Mason, Inc.	752,378	37,430,805
LendingTree, Inc.*	69,360	20,081,801
Lennox International, Inc.	313,191	72,970,371
LHC Group, Inc.*	267,200	46,578,304
Life Storage, Inc.	422,126	40,080,864
Ligand Pharmaceuticals, Inc.*	144,425	16,153,936
Lincoln Electric Holdings, Inc.	534,391	45,017,098
Littelfuse, Inc.	218,455	37,274,977
LivaNova PLC*	437,189	21,041,907
LiveRamp Holdings, Inc.*	587,994	24,972,105
LogMeIn, Inc.	438,863	37,202,417
Louisiana-Pacific Corp.	1,009,679	25,898,266
Lumentum Holdings, Inc.*	673,983	54,882,436
Macerich Co.	1,046,258	9,384,934
Mack-Cali Realty Corp.	815,232	12,464,897
Manhattan Associates, Inc.*	571,374	53,823,431
ManpowerGroup, Inc.	522,360	35,912,250
Marriott Vacations Worldwide Corp.	328,767	27,027,935
Masimo Corp.*	447,997	102,138,836
MasTec, Inc.*	524,285	23,524,668
Mattel, Inc.*	3,121,542	30,185,311
MAXIMUS, Inc.	551,722	38,868,815
MDU Resources Group, Inc.	1,804,386	40,021,281
Medical Properties Trust, Inc.	4,754,166	89,378,321
MEDNAX, Inc.*	768,548	13,142,171
Mercury General Corp.	244,083	9,946,382
Mercury Systems, Inc.*	500,305	39,353,991
Middleby Corp.*	500,134	39,480,578
Minerals Technologies, Inc.	306,955	14,405,398
MKS Instruments, Inc.	493,754	55,912,703
Molina Healthcare, Inc.*	532,708	94,811,370
Monolithic Power Systems, Inc.	374,407	88,734,459
MSA Safety, Inc.	321,622	36,806,422
MSC Industrial Direct Co., Inc., Class A	408,772	29,762,689
Murphy Oil Corp.	1,314,358	18,138,140
Murphy USA, Inc.*	246,800	27,787,212
National Fuel Gas Co.	813,117	34,093,996
National Instruments Corp.	1,057,641	40,941,283
National Retail Properties, Inc.	1,547,399	54,901,717
Navient Corp.	1,534,739	10,789,215
NCR Corp.*	1,150,001	19,918,017
Nektar Therapeutics*	1,601,633	37,093,820
NetScout Systems, Inc.*	571,887	14,617,432
New Jersey Resources Corp.	861,619	28,131,860
New York Community Bancorp, Inc.	4,174,711	42,582,052
New York Times Co., Class A	1,298,467	54,574,568
NewMarket Corp.	64,969	26,018,785
Nordson Corp.	461,935	87,633,689
Nordstrom, Inc.	974,801	15,099,667

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)
Common Stock	Shares	Value
NorthWestern Corp.	454,376	$24,772,580
Nu Skin Enterprises, Inc., Class A	467,010	17,853,792
NuVasive, Inc.*	461,152	25,667,720
nVent Electric PLC	1,406,115	26,336,534
OGE Energy Corp.	1,801,210	54,684,736
O-I Glass, Inc.	1,408,895	12,651,877
Old Republic International Corp.	2,571,333	41,938,441
Olin Corp.	1,420,413	16,320,545
Ollie's Bargain Outlet Holdings, Inc.*	508,844	49,688,617
Omega Healthcare Investors, Inc.	2,041,765	60,701,673
ONE Gas, Inc.	475,712	36,653,610
Oshkosh Corp.	612,533	43,869,613
Owens Corning	970,401	54,109,560
PacWest Bancorp	1,048,139	20,658,820
Papa John's International, Inc.	200,458	15,918,370
Park Hotels & Resorts, Inc.	2,119,980	20,966,602
Patterson Cos., Inc.	775,891	17,069,602
Paylocity Holding Corp.*	323,674	47,220,800
PBF Energy, Inc., Class A	917,742	9,397,678
Pebblebrook Hotel Trust	1,176,601	16,072,370
Penn National Gaming, Inc.*	1,162,302	35,496,703
Penumbra, Inc.*	297,507	53,200,202
Perspecta, Inc.	1,228,252	28,532,294
Physicians Realty Trust	1,822,716	31,933,984
Pilgrim's Pride Corp.*	466,254	7,875,030
Pinnacle Financial Partners, Inc.	641,562	26,939,188
PNM Resources, Inc.	716,762	27,552,331
Polaris, Inc.	518,076	47,947,934
PolyOne Corp.	822,431	21,572,365
Pool Corp.	359,362	97,699,747
Post Holdings, Inc.*	576,674	50,528,176
PotlatchDeltic Corp.	602,464	22,911,706
PRA Health Sciences, Inc.*	572,535	55,701,930
Prestige Consumer Healthcare, Inc.*	450,687	16,927,804
Primerica, Inc.	366,948	42,786,137
Prosperity Bancshares, Inc.	833,805	49,511,341
PS Business Parks, Inc.	180,509	23,899,392
PTC, Inc.*	936,972	72,887,052
Qualys, Inc.*	301,493	31,361,302
Quidel Corp.*	343,912	76,946,871
Rayonier, Inc.	1,245,970	30,887,596
Regal Beloit Corp.	364,617	31,838,356
Reinsurance Group of America, Inc.	610,284	47,870,677
Reliance Steel & Aluminum Co.	572,670	54,363,563
RenaissanceRe Holdings Ltd.	452,640	77,415,019
Repligen Corp.*	423,602	52,361,443
RH*	149,284	37,156,788
RLI Corp.	359,767	29,536,871
Royal Gold, Inc.	590,127	73,364,589
RPM International, Inc.	1,165,218	87,461,263
Ryder System, Inc.	483,540	18,137,585
Sabra Health Care REIT, Inc.	1,849,711	26,691,330
Sabre Corp.	2,479,279	19,982,989
Sally Beauty Holdings, Inc.*	1,015,663	12,726,257
Sanderson Farms, Inc.	178,115	20,641,747
Science Applications International Corp.	444,532	34,531,246
Scientific Games Corp.*	493,079	7,623,001
Scotts Miracle-Gro Co.	354,593	47,682,121
SEI Investments Co.	1,118,174	61,477,207
Selective Insurance Group, Inc.	537,279	28,336,094
Semtech Corp.*	586,258	30,614,393
Sensient Technologies Corp.	381,156	19,881,097
Service Corp. International	1,603,019	62,341,409

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)
Common Stock	Shares	Value
Service Properties Trust	1,480,838	$10,499,141
Signature Bank	482,038	51,539,503
Silgan Holdings, Inc.	698,369	22,620,172
Silicon Laboratories, Inc.*	393,115	39,417,641
Six Flags Entertainment Corp.	708,709	13,614,300
Skechers U.S.A., Inc., Class A*	1,225,354	38,451,609
SLM Corp.	3,375,280	23,728,218
SolarEdge Technologies, Inc.*	446,602	61,979,426
Sonoco Products Co.	902,805	47,207,673
Southwest Gas Holdings, Inc.	495,976	34,247,143
Spire, Inc.	461,035	30,294,610
Spirit Realty Capital, Inc.	926,300	32,290,818
Sprouts Farmers Market, Inc.*	1,059,900	27,122,841
Steel Dynamics, Inc.	1,892,661	49,379,525
Stericycle, Inc.*	822,611	46,049,764
Sterling Bancorp	1,749,792	20,507,562
Stifel Financial Corp.	616,501	29,240,642
STORE Capital Corp.	2,002,154	47,671,287
Strategic Education, Inc.	199,900	30,714,635
Synaptics, Inc.*	306,271	18,413,013
Syneos Health, Inc.*	562,412	32,760,499
SYNNEX Corp.	370,565	44,382,570
Synovus Financial Corp.	1,325,345	27,209,333
Taubman Centers, Inc.	554,376	20,933,238
Taylor Morrison Home Corp.*	1,166,198	22,495,959
TCF Financial Corp.	1,368,744	40,268,448
TEGNA, Inc.	1,966,430	21,906,030
Telephone and Data Systems, Inc.	878,410	17,462,791
Tempur Sealy International, Inc.*	389,561	28,028,914
Tenet Healthcare Corp.*	942,272	17,064,546
Teradata Corp.*	976,331	20,307,685
Teradyne, Inc.	1,491,654	126,059,680
Terex Corp.	573,705	10,768,443
Tetra Tech, Inc.	486,150	38,464,188
Texas Capital Bancshares, Inc.*	453,756	14,007,448
Texas Roadhouse, Inc.	586,267	30,820,056
Thor Industries, Inc.	496,705	52,913,984
Timken Co.	607,926	27,654,554
Toll Brothers, Inc.	1,040,031	33,894,610
Tootsie Roll Industries, Inc.	153,882	5,273,536
TopBuild Corp.*	299,891	34,118,599
Toro Co.	964,399	63,978,230
Transocean Ltd.*	5,198,419	9,513,107
TreeHouse Foods, Inc.*	507,818	22,242,428
Trex Co., Inc.*	520,587	67,712,751
TRI Pointe Group, Inc.*	1,171,930	17,215,652
Trimble, Inc.*	2,247,469	97,068,186
Trinity Industries, Inc.	848,256	18,059,370
TripAdvisor, Inc.	906,638	17,235,188
Trustmark Corp.	570,690	13,993,319
UGI Corp.	1,874,079	59,595,712
UMB Financial Corp.	381,183	19,649,984
Umpqua Holdings Corp.	1,981,592	21,084,139
United Bankshares, Inc.	1,144,458	31,655,708
United States Steel Corp.	1,981,880	14,309,174
United Therapeutics Corp.*	396,040	47,920,840
Univar Solutions, Inc.*	1,246,276	21,012,213
Universal Display Corp.	381,489	57,078,384
Urban Edge Properties	996,191	11,824,787
Urban Outfitters, Inc.*	633,481	9,641,581
Valley National Bancorp	3,524,574	27,562,169
Valmont Industries, Inc.	192,180	21,835,492
Valvoline, Inc.	1,664,982	32,184,102

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)
Common Stock	Shares	Value
ViaSat, Inc.*	525,671	$20,169,996
Vishay Intertechnology, Inc.	1,192,726	18,212,926
Visteon Corp.*	250,382	17,151,167
Washington Federal, Inc.	681,236	18,284,374
Watsco, Inc.	294,780	52,382,406
Webster Financial Corp.	811,390	23,213,868
Weingarten Realty Investors	1,083,566	20,511,904
Wendy's Co.	1,603,109	34,915,714
Werner Enterprises, Inc.	516,070	22,464,527
WEX, Inc.*	391,531	64,606,530
Williams-Sonoma, Inc.	699,710	57,383,217
Wintrust Financial Corp.	518,031	22,596,512
Woodward, Inc.	510,068	39,555,773
World Fuel Services Corp.	569,764	14,677,121
World Wrestling Entertainment, Inc., Class A	416,772	18,108,743
Worthington Industries, Inc.	329,892	12,304,972
WPX Energy, Inc.*	3,674,641	23,444,210
WW International, Inc.*	419,319	10,642,316
Wyndham Destinations, Inc.	766,083	21,588,219
Wyndham Hotels & Resorts, Inc.	837,674	35,701,666
XPO Logistics, Inc.*	819,992	63,344,382
Yelp, Inc.*	588,678	13,616,122
Total Investments (Cost $17,802,335,957)		$14,088,523,042

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2020 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,347,694,050	9.58%
Banks	834,642,070	5.93%
Insurance	682,671,462	4.85%
Retail	668,513,133	4.75%
Healthcare - Products	667,393,148	4.75%
Commercial Services	607,498,274	4.32%
Healthcare - Services	587,054,967	4.17%
Electronics	563,227,360	4.00%
Semiconductors	485,705,239	3.45%
Software	468,046,025	3.33%
Diversified Financial Services	402,835,467	2.86%
Machinery - Diversified	382,160,545	2.72%
Chemicals	316,432,291	2.25%
Media	314,433,503	2.24%
Miscellaneous Manufacturing	295,759,488	2.10%
Food	295,683,055	2.10%
Building Materials	287,008,777	2.04%
Computers	271,668,948	1.93%
Electrical Components & Equipment	260,281,554	1.85%
Electric	239,533,665	1.70%
Gas	223,016,931	1.59%
Transportation	217,552,652	1.55%
Biotechnology	206,231,393	1.47%
Internet	202,466,009	1.44%
Engineering & Construction	200,171,474	1.42%
Distribution / Wholesale	187,093,586	1.33%
Entertainment	166,986,485	1.19%
Telecommunications	165,384,169	1.18%
Iron / Steel	161,964,053	1.15%
Hand / Machine Tools	156,174,079	1.11%
Lodging	155,977,100	1.11%
Oil & Gas	155,461,705	1.11%
Home Builders	150,541,817	1.07%
Apparel	140,215,846	1.00%
Energy - Alternate Sources	130,782,850	0.93%

Auto Parts & Equipment	129,161,782	0.92%
Leisure Time	126,287,553	0.90%
Environmental Control	112,111,769	0.80%
Housewares	111,660,350	0.79%
Packaging & Containers	90,667,135	0.64%
Mining	88,237,824	0.63%
Water	84,756,081	0.60%
Savings & Loans	81,373,989	0.58%
Aerospace/Defense	73,327,280	0.52%
Pharmaceuticals	72,629,734	0.52%
Metal Fabricate / Hardware	61,795,017	0.44%
Machinery - Construction & Mining	54,638,056	0.39%
Real Estate	48,067,412	0.34%
Beverages	46,628,982	0.33%
Pipelines	43,293,199	0.31%
Household Products / Wares	42,832,724	0.30%
Agriculture	36,341,483	0.26%
Toys / Games / Hobbies	30,185,311	0.21%
Home Furnishings	28,028,914	0.20%
Airlines	26,453,679	0.19%
Office Furnishings	24,217,340	0.17%
Trucking & Leasing	19,150,525	0.14%
Food Service	16,379,101	0.12%
Oil & Gas Services	16,314,338	0.12%
Cosmetics / Personal Care	15,236,181	0.11%
Forest Products & Paper	10,484,113	0.07%
Total Investments	14,088,523,042	100.17%
Liabilities in Excess of Other Assets	(23,917,440)	-0.17%
Net Assets	$14,064,605,602	100.00%